Assets Contributed (Tables)	12 Months Ended
Apr. 30, 2015
Assets Contributed [Abstract]
Schedule of contribution of capital
Cash	$13,730
Cash – escrow	6,023
Accounts receivable	15,050
Related Party note receivable	10,000
Real property, net	2,427,375
Deferred tax asset	458,324
Valuation allowance on deferred tax asset	(458,324)
Assets contributed	$2,472,178
Security deposits	(3,528)
Mortgage notes payable	(2,313,941)
Liabilities assumed	$(2,317,469)

Net assets contributed	$154,709